PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	$ 1,377	$ 0	$ 44,473	$ 400	$ 668	$ 1,327
Loss on disposed of property and equipment